Commitments and Contingencies - Summary of Future Minimum Payments of Commitments (Detail) $ in Thousands	Dec. 31, 2017 CAD ($)
Disclosure of commitments [Line Items]
Commitments	$ 17,654
2018 [Member]
Disclosure of commitments [Line Items]
Commitments	13,198
2019 [Member]
Disclosure of commitments [Line Items]
Commitments	2,363
2020 [member]
Disclosure of commitments [Line Items]
Commitments	1,451
2021 [member]
Disclosure of commitments [Line Items]
Commitments	408
2022 [member]
Disclosure of commitments [Line Items]
Commitments	$ 234